Intangibles - Disclosure Of Information For Cash-generating Units (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [line items]
Total	R$ 5,076,501	R$ 4,950,545	R$ 4,475,609
Trademarks And Patents [Member]
Disclosure of information for cash-generating units [line items]
Intangible assets with indefinite useful life	2,171,585
Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,534,607
Intangible Assets And Goodwill With Indefinite Useful Life [Member]
Disclosure of information for cash-generating units [line items]
Total	3,706,192
Aesop [Member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill	100,238
Aesop [Member] | Intangible Assets And Goodwill With Indefinite Useful Life [Member]
Disclosure of information for cash-generating units [line items]
Total	100,238
The Body Shop [Member] | Trademarks And Patents [Member]
Disclosure of information for cash-generating units [line items]
Intangible assets with indefinite useful life	2,169,019
The Body Shop [Member] | Goodwill [member]
Disclosure of information for cash-generating units [line items]
Goodwill	1,434,369
The Body Shop [Member] | Intangible Assets And Goodwill With Indefinite Useful Life [Member]
Disclosure of information for cash-generating units [line items]
Total	3,603,388
Others [Member] | Trademarks And Patents [Member]
Disclosure of information for cash-generating units [line items]
Intangible assets with indefinite useful life	2,566
Others [Member] | Intangible Assets And Goodwill With Indefinite Useful Life [Member]
Disclosure of information for cash-generating units [line items]
Total	R$ 2,566